Derivatives and Risk Management (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 30, 2017	Mar. 31, 2016	Dec. 29, 2016	Dec. 31, 2015	Dec. 25, 2014
Derivative Instruments, Gain (Loss) [Line Items]
AOCI, Net of tax	$ (106)		$ 176	$ (100)
Interest Rate Swap | Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount			17,500	35,000
AOCI, Net of tax			0	(100)
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net [Abstract]
Gain (loss) reclassified from AOCI to earnings, effective Portion	0	$ 0	0	0	$ 0
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net [Abstract]
Gain (loss) recognition in other comprehensive loss, effective portion	0	0	100	43	14
Interest Rate Swap | Cash Flow Hedging | Other Noncurrent Assets
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Asset, Noncurrent			0	0
Interest Rate Swap | Cash Flow Hedging | Other Noncurrent Liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Liability, Noncurrent			0	(160)
Interest Rate Cap | Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount	205,000		205,000
AOCI, Net of tax			176
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net [Abstract]
Gain (loss) reclassified from AOCI to earnings, effective Portion	0	0	0	0	0
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net [Abstract]
Gain (loss) recognition in other comprehensive loss, effective portion	(282)	$ 0	176	$ 0	$ 0
Interest Rate Cap | Cash Flow Hedging | Other Noncurrent Assets
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Asset, Noncurrent	$ 2,020		2,473
Interest Rate Cap | Cash Flow Hedging | Other Noncurrent Liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Liability, Noncurrent			$ 0